Summary of Significant Accounting Policies Organization (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income Tax Expense (Benefit)	$ 9,892	$ 16,273
Total stockholders' equity (deficit)	1,117,562	981,723	$ 1,097,227	$ 930,180
Deferred income taxes	94,381		86,657
Accrued liabilities	280,076		255,146
Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income Tax Expense (Benefit)		$ 0
Total stockholders' equity (deficit)			3,800
Deferred income taxes			2,400
Accrued liabilities			$ 6,200
Adjustments for Change in Accounting Principle [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income Tax Expense (Benefit)	$ 300